T. ROWE PRICE New Era Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.3%
AGRICULTURE 2.0%
Agricultural Products 0.9%
Darling Ingredients (1) 348,100 25,613
25,613
Fertilizers & Agricultural Chemicals 0.7%
CF Industries Holdings  425,578 19,313
19,313
Packaged Foods & Meats 0.4%
Sanderson Farms  73,800 11,497
11,497
Total Agriculture 56,423
CHEMICALS 19.1%
Commodity Chemicals 0.9%
Westlake Chemical  303,889 26,982
26,982
Diversified Chemicals 1.3%
Covestro (EUR)  275,733 18,551
Huntsman  672,871 19,399
37,950
Industrial Gases 6.1%
Air Liquide (EUR)  193,321 31,565
Air Products & Chemicals  162,563 45,735
Air Water (JPY)  516,300 9,058
Linde  338,939 94,950
181,308
Specialty Chemicals 10.8%
Akzo Nobel (EUR)  284,927 31,811
Atotech (1) 1,009,766 20,448
Borregaard (NOK)  791,076 17,230
Celanese  96,306 14,428
Croda International (GBP)  259,788 22,731
Koninklijke DSM (EUR)  178,938 30,251
PPG Industries  234,309 35,207
Quaker Chemical  96,123 23,432
RPM International  411,600 37,805
Sherwin-Williams  87,950 64,908

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
Shin-Etsu Chemical (JPY)  116,000 19,650
317,901
Total Chemicals 564,141
COMMODITY INDUSTRIALS 16.7%
Construction & Engineering 0.5%
Metso Outotec (EUR)  1,379,211 15,378
15,378
Construction & Farm Machinery & Heavy Trucks 5.6%
AGCO  167,700 24,090
Alamo Group  93,400 14,584
Bucher Industries (CHF)  29,055 14,806
Caterpillar  169,200 39,232
Deere  97,300 36,404
Lindsay  120,600 20,094
Toro  152,700 15,750
164,960
Construction Materials 0.5%
Imerys (EUR)  296,346 14,413
14,413
Electrical Components & Equipment 2.4%
Emerson Electric  133,500 12,044
Hubbell  103,400 19,324
Legrand (EUR)  164,173 15,253
Schneider Electric (EUR)  153,836 23,435
70,056
Industrial Machinery 5.5%
Aalberts (EUR)  244,987 12,390
Atlas Copco, B Shares (SEK)  308,662 16,087
Epiroc, Class B (SEK)  1,416,275 29,503
IMI (GBP)  827,024 15,203
Kadant  80,423 14,879
Sandvik (SEK) (1) 625,371 17,111
Timken  192,200 15,601
Valmont Industries  68,500 16,280
Weir Group (GBP) (1) 1,060,521 25,994
163,048
Metal & Glass Containers 1.8%
Ball  304,479 25,802
Crown Holdings  148,500 14,410
Gores Holdings V SPAC/Ardagh
Group PIPE (1)(2) 553,656 4,973

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
Vidrala (EUR)  71,028 7,812
52,997
Trading Companies & Distributors 0.4%
Toromont Industries (CAD)  158,900 12,163
12,163
Total Commodity Industrials 493,015
ENERGY SERVICES & PROCESSORS 7.8%
Oil & Gas Equipment & Services 2.9%
Cactus, Class A  515,586 15,787
ChampionX (1) 771,800 16,771
Enerflex (CAD)  1,762,600 11,375
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109 (1)(3)(4)(5) 10,108,939 6,672
Halliburton  511,900 10,985
Liberty Oilfield Services, Class A  630,402 7,117
Tenaris (EUR)  1,431,614 16,189
84,896
Oil & Gas Storage & Transportation 2.2%
Enbridge  416,600 15,164
TC Energy  711,400 32,547
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $489 (1)(3)(4) 162 901
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $11,184 (1)(3)(4) 3,124 17,386
65,998
Semiconductor Equipment 2.7%
Array Technologies (1) 678,380 20,229
Entegris  265,600 29,694
Shoals Technologies Group, Class A (1) 390,291 13,575
SUMCO (JPY)  740,000 16,959
80,457
Total Energy Services & Processors 231,351
EXPLORATION & PRODUCTION 10.4%
Non-U.S. Oil & Gas Exploration & Production 2.2%
Aker BP (NOK)  810,180 22,983
Lundin Energy (SEK)  902,459 28,384
Parex Resources (CAD) (1) 765,290 13,647
65,014
U.S. Oil Exploration & Production 8.2%
ConocoPhillips  1,684,579 89,232
Devon Energy  1,363,535 29,793

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
EOG Resources (6) 873,772 63,375
Magnolia Oil & Gas, Class A (1) 1,201,143 13,789
Pioneer Natural Resources (6) 296,650 47,114
243,303
Total Exploration & Production 308,317
INTEGRATEDS 10.2%
Integrated Oil & Gas 10.2%
Chevron (6) 561,173 58,805
Equinor (NOK)  2,797,236 54,601
Galp Energia (EUR)  4,535,580 52,578
Hess  313,638 22,193
TOTAL (EUR)  2,387,603 111,310
Total Integrateds 299,487
METALS & MINING 10.7%
Diversified Metals & Mining 9.1%
BHP Group (AUD)  1,669,527 57,915
Boliden (SEK)  1,646,097 61,076
ERO Copper (CAD) (1) 1,243,681 21,406
IGO (AUD)  3,931,539 18,853
Lundin Mining (CAD)  2,723,051 28,017
Norsk Hydro (NOK)  2,184,919 14,034
OZ Minerals (AUD)  1,255,696 21,902
Reliance Steel & Aluminum  90,100 13,721
Southern Copper  477,000 32,374
269,298
Precious Metals & Minerals 1.6%
Franco-Nevada (CAD)  55,550 6,962
Kirkland Lake Gold (CAD)  242,677 8,195
Northern Star Resources (AUD)  1,853,729 13,428
Perseus Mining (AUD) (1) 6,176,336 5,049
Silver Lake Resources (AUD) (1) 4,112,369 4,692
Wesdome Gold Mines (CAD) (1) 1,265,800 8,400
46,726
Total Metals & Mining 316,024
OTHER 12.3%
Paper & Forest Products 11.8%
Avery Dennison  165,396 30,375
DS Smith (GBP)  3,875,644 21,778
Graphic Packaging Holding  892,500 16,208
International Paper  867,700 46,916
Mayr Melnhof Karton (EUR)  57,424 11,809

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
Mondi (GBP)  1,798,501 45,850
Packaging Corp. of America  447,588 60,192
Stora Enso, R Shares (EUR)  948,637 17,697
Svenska Cellulosa, Class B (SEK) (1) 1,144,121 20,251
UPM-Kymmene (EUR)  1,124,910 40,427
West Fraser Timber (CAD)  197,777 14,228
Westrock  452,300 23,542
349,273
Research & Consulting Services 0.4%
ALS (AUD)  1,465,741 10,838
10,838
Specialized REITS 0.1%
PotlatchDeltic, REIT  42,810 2,266
2,266
Total Other 362,377
UTILITIES 6.1%
Electric Utilities 3.0%
American Electric Power  186,600 15,805
Iberdrola (EUR)  955,310 12,330
IDACORP  113,800 11,377
NextEra Energy  243,468 18,409
Terna Rete Elettrica Nazionale (EUR)  1,697,463 12,819
Xcel Energy  245,179 16,307
87,047
Independent Power Producers & Energy Traders 0.2%
Bluescape Opportunities Acquisition (1) 607,020 6,471
6,471
Multi-Utilities 2.9%
Ameren  307,378 25,008
Dominion Energy  212,600 16,149
DTE Energy  132,300 17,614
Public Service Enterprise Group  167,100 10,061
WEC Energy Group  189,000 17,689
86,521
Total Utilities 180,039
Total Common Stocks (Cost $1,976,628) 2,811,174

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 4.1%
AGRICULTURE 0.7%
Fertilizers & Agricultural Chemicals 0.7%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372 (1)(3)(4) 615,892 20,359
Total Agriculture 20,359
COMMODITY INDUSTRIALS 0.1%
Electrical Components & Equipment 0.1%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,796 (1)(3)(4)(7) 1,796,201 1,796
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,526 (1)(3)(4)(7) 2,526,018 2,526
Total Commodity Industrials 4,322
UTILITIES 3.3%
Electric Utilities 2.6%
NextEra Energy, 5.279%, 3/1/23  801,909 39,793
Southern, Series A, 6.75%, 8/1/22  682,766 34,644
74,437
Multi-Utilities 0.7%
Sempra Energy, Series B, 6.75%, 7/15/21  196,200 20,212
20,212
Total Utilities 94,649
Total Convertible Preferred Stocks (Cost $98,223) 119,330
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.04% (7)(8) 15,863,709 15,864
Total Short-Term Investments (Cost $15,864) 15,864
Total Investments in Securities 99.9%
(Cost $2,090,715) $ 2,946,368
Other Assets Less Liabilities 0.1% 2,596
Net Assets 100.0% $ 2,948,964
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE New Era Fund

. . .
. . . .
. . . .
(2) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $5,536 and was valued at $4,973 (0.2% of net assets).
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $49,640 and represents 1.7% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2021.
(7) Affiliated Companies
(8) Seven-day yield
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
SPAC Special Purpose Acquisition Company

T. ROWE PRICE New Era Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Chevron, Call, 9/17/21 @
$120.00 286 2,997 (80)
JPMorgan Chase
EOG Resources, Call,
7/16/21 @ $90.00 448 3,249 (111)
JPMorgan Chase
Pioneer Natural Resources,
Call, 6/18/21 @ $175.00 152 2,414 (99)
Total Options Written (Premiums $(460)) $ (290)

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Tonian Holdings, Series A, Non-Voting Units  $ — $ — $ —
Tonian Holdings, Series A, Voting Units  — — —
T. Rowe Price Government Reserve Fund, 0.04% — — 2
T. Rowe Price Short-Term Fund, 0.08% — — — ++
Totals $ — # $ — $ 2 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Tonian Holdings, Series A, Non-
Voting Units  $ — $ 1,796 $ — $ 1,796
Tonian Holdings, Series A,
Voting Units  — 2,526 — 2,526
T. Rowe Price Government
Reserve Fund, 0.04% 15,252 ¤ ¤ 15,864
T. Rowe Price Short-Term Fund,
0.08% — ¤ ¤ —
Total $ 20,186 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,186.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Era Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE New Era Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Era Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any.
F41-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,574,865 $ 1,211,350 $ 24,959 $ 2,811,174
Convertible Preferred Stocks — 94,649 24,681 119,330
Short-Term Investments 15,864 — — 15,864
Total $ 1,590,729 $ 1,305,999 $ 49,640 $ 2,946,368
Liabilities
Options Written $ — $ 290 $ — $ 290
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 24,959 $ — $ — $ 24,959
Convertible Preferred Stocks 20,359 — 4,322 24,681
Total $ 45,318 $ — $ 4,322 $ 49,640